UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5739

Name of Fund: MuniEnhanced Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniEnhanced Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 01/31/06

Date of reporting period: 02/01/05 - 04/30/05

Item 1 - Schedule of Investments

MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2005                     (in Thousands)

                          Face
State                   Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.9%         $ 2,750     Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5.50%
                                   due 1/01/2022                                                                          $   3,003
-----------------------------------------------------------------------------------------------------------------------------------
California - 29.1%       9,000     Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue
                                   Refunding Bonds, Subordinate Lien, Series A, 5.543%* due 10/01/2024 (a)                    6,618
                         6,000     Alameda Corridor Transportation Authority, California, Revenue Refunding Bonds,
                                   Subordinated Lien, Series A, 5.471%* due 10/01/2025 (a)                                    4,396
                         5,000     Anaheim, California, Public Financing Authority, Lease Revenue Bonds (Public
                                   Improvements Project), Senior-Series A, 6% due 9/01/2024 (d)                               6,080
                                   California State Department of Water Resources, Power Supply Revenue Bonds, Series A:
                         1,270         5.375% due 5/01/2022                                                                   1,381
                         1,800         5.375% due 5/01/2022 (f)                                                               1,995
                                   California State, GO, Refunding:
                         3,000         5.25% due 9/01/2026                                                                    3,208
                         6,000         5.25% due 2/01/2030 (f)                                                                6,434
                         5,000         5.125% due 6/01/2031                                                                   5,165
                         2,200         ROLS, Series II-R-272, 7.356% due 2/01/2033 (j)(k)                                     2,455
                         8,490     California State, Various Purpose, GO, 5.50% due 11/01/2033                                9,216

Portfolio Abbreviations

To simplify the listings of MuniEnhanced Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
DRIVERS      Derivative Inverse Tax-Exempt Receipts
EDA          Economic Development Authority
GO           General Obligation Bonds
HDA          Housing Development Authority
HFA          Housing Finance Agency
IDA          Industrial Development Authority
RIB          Residual Interest Bonds
RITR         Residual Interest Trust Receipts
ROLS         Reset Option Long Securities
S/F          Single-Family
VRDN         Variable Rate Demand Notes

MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2005                     (in Thousands)

                         Face
State                   Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Bonds, Series B:
                       $ 3,805         5.60% due 6/01/2028                                                                $   4,057
                         2,200         5.50% due 6/01/2033 (c)                                                                2,388
                         1,400         5.625% due 6/01/2033 (c)                                                               1,537
                         5,000         5% due 6/01/2038 (a)                                                                   5,110
                         6,800         5.625% due 6/01/2038 (l)                                                               7,419
                        10,000         5.50% due 6/01/2043 (b)                                                               10,855
                         2,835         5.50% due 6/01/2043 (c)                                                                3,071
                         3,500     Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (f)       3,677
                         5,000     Norco, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Norco
                                   Redevelopment Project-Area Number 1), 5.125% due 3/01/2030 (f)                             5,248
                         1,750     Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Paguay
                                   Redevelopment Project), 5.125% due 6/15/2033 (a)                                           1,833
                         6,145     Stockton, California, Public Financing Authority, Lease Revenue Bonds (Parking &
                                   Capital Projects), 5.125% due 9/01/2030 (b)                                                6,497
                         1,600     Tamalpais, California, Union High School District, GO (Election of 2001), 5% due
                                   8/01/2028 (d)                                                                              1,679
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 9.4%                    Boulder County, Colorado, Hospital Development Revenue Bonds (Longmont United
                                   Hospital Project) (k):
                         2,705         5.60% due 12/01/2015                                                                   2,920
                         2,135         5.75% due 12/01/2020                                                                   2,326
                           185     Colorado HFA, Revenue Bonds (S/F Program), AMT, Senior Series A-1, 7.40% due
                                   11/01/2027                                                                                   188
                           930     Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50%
                                   due 4/01/2031 Colorado Health Facilities Authority Revenue Bonds:                            980
                         1,200        (Catholic Health Initiatives), Series A, 5.50% due 3/01/2032 (h)                        1,338
                         1,200        (Covenant Retirement Communities Inc.), Series A, 5.50% due 12/01/2027 (k)              1,287
                           675        (Covenant Retirement Communities Inc.), Series A, 5.50% due 12/01/2033 (k)                721
                                   Colorado Water Resources and Power Development Authority, Clean Water Revenue Bonds,
                                   Series A:
                         3,875         6.25% due 9/01/2010 (g)                                                                4,461
                           405         6.25% due 9/01/2016                                                                      461
                         2,000     Denver, Colorado, City and County Airport Revenue Refunding Bonds, AMT, Series A, 6%
                                   due 11/15/2018 (a)                                                                         2,214
                         5,450     El Paso County, Colorado, School District Number 49, Falcon, GO, Series A, 6% due
                                   12/01/2018 (d)                                                                             6,304
                         8,950     Northwest Parkway, Colorado, Public Highway Authority, Capital Appreciation Revenue
                                   Bonds, Senior Convertible, Series C, 4.867%* due 6/15/2025 (d)                             7,251
                         1,900     Northwest Parkway, Colorado, Public Highway Authority Revenue Bonds, Series A, 5.50%
                                   due 6/15/2021 (a)                                                                          2,103
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 0.7%           2,500     Escambia County, Florida, Health Facilities Authority, Health Facility Revenue Bonds
                                   (Florida Health Care Facility Loan), 5.95% due 7/01/2020 (a)                               2,532
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 10.6%         18,655     Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B, 5.25% due
                                   1/01/2033 (d)                                                                             19,956
                         2,300     Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (d)                  2,464
                         3,500     Fulton County, Georgia, Water and Sewer Revenue Bonds, 5.25% due 1/01/2035 (b)             3,765
                         7,725     Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series EE, 7%
                                   due 1/01/2025 (a)                                                                         10,537
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 22.0%         5,125     Chicago, Illinois, Board of Education, GO, RIB, Series 467, 8.24% due
                                   12/01/2027 (a)(j)                                                                          5,958
                         3,750     Chicago, Illinois, Gas Supply Revenue Refunding Bonds (People's Gas Light & Coke),
                                   Series A, 6.10% due 6/01/2025 (a)                                                          3,837

MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2005                     (in Thousands)

                         Face
State                   Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien, AMT,
                                   Series B-2:
                       $ 5,670         5.75% due 1/01/2023 (d)                                                            $   6,286
                         2,500         6% due 1/01/2029 (c)                                                                   2,807
                         4,550     Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS,
                                   AMT, Series 250, 8.159% due 1/01/2021 (f)(j)                                               5,401
                         3,000     Cook County, Illinois, Capital Improvement, GO, Series C, 5.50% due 11/15/2026 (a)         3,311
                         2,240     Cook County, Illinois, Community College District No. 508, Chicago, COP, Refunding,
                                   8.75% due 1/01/2007 (b)                                                                    2,448
                         3,000     Illinois Health Facilities Authority, Revenue Refunding Bonds (Servantcor Project),
                                   Series A, 6.375% due 8/15/2006 (d)(g)                                                      3,135
                         4,200     Illinois Health Facilities Authority, Revenue Refunding Bonds (University of Chicago
                                   Hospitals), VRDN, 2.98% due 8/01/2026 (f)(i)                                               4,200
                                   Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds (a):
                        21,160         5.349%* due 6/15/2030                                                                 17,348
                         4,500         5% due 6/15/2032                                                                       4,675
                         3,000     Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                   Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75% due 6/15/2023 (f)     3,383
                        10,115     Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20% due
                                   11/01/2020 (a)                                                                            12,960
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 5.0%           2,500     Brownsburg, Indiana, School Building Corporation, First Mortgage Revenue Bonds
                                   (Brownsburg Community School), 5.55% due 2/01/2010 (f)(g)                                  2,792
                         4,080     Hammond, Indiana, Multi-School Building Corporation, First Mortgage Revenue
                                   Refunding Bonds, 6.125% due 7/15/2019 (f)                                                  4,387
                                   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A (b):
                         4,250         5.25% due 6/01/2028                                                                    4,584
                         3,750         5.25% due 6/01/2029                                                                    4,040
                         1,500     Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds (Waterworks
                                   Project), Series A, 5.25% due 7/01/2033 (f)                                                1,604
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.4%            1,240     Sedgwick and Shawnee Counties, Kansas, S/F Revenue Bonds (Mortgage-Backed Securities
                                   Program), AMT, Series A-1, 6.875% due 12/01/2026 (e)(f)                                    1,283
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 3.9%         6,000     Louisiana Local Government, Environmental Facilities, Community Development Authority
                                   Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30% due
                                   7/01/2030 (a)                                                                              6,587
                         5,150     New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                   Sub-Series A, 5.25% due 7/15/2028 (a)                                                      5,487
                         1,400     Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital Revenue
                                   Bonds (Terrebonne General Medical Center Project), 5.50% due 4/01/2033 (a)                 1,522
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 6.4%               Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                   Senior Series A:
                         1,500         5% due 7/01/2032                                                                       1,560
                         1,625         5% due 7/01/2035                                                                       1,674
                         4,985     Massachusetts State Port Authority, Special Facilities Revenue Bonds, DRIVERS, AMT,
                                   Series 501, 7.654% due 7/01/2009 (a)(j)                                                    5,580
                                   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds (b):
                         1,800         5.25% due 1/01/2028                                                                    1,942
                        10,000         5.25% due 1/01/2029                                                                   10,771

MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2005                     (in Thousands)

                         Face
State                   Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $   650     Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                                   Series B, 5.125% due 8/01/2027 (f)                                                     $     685
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 5.1%          6,200     Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5.25% due
                                   7/01/2032 (f)                                                                              6,613
                         2,200     Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding
                                   Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                                         2,311
                                   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                   Edison Company Project), AMT (c):
                         2,500         Series C, 5.65% due 9/01/2029                                                          2,671
                         1,300         Series A, 5.50% due 6/01/2030                                                          1,393
                         4,300         Series C, 5.45% due 12/15/2032                                                         4,550
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.8%       2,400     Walnut Grove, Mississippi, Correctional Authority, COP, 6% due 11/01/2009 (a)(g)           2,736
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%          1,700     Washington County, Nebraska, Wastewater Facilities Revenue Bonds (Cargill Inc.
                                   Project), AMT, 5.90% due 11/01/2027                                                        1,860
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 8.3%            3,100     Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project),
                                   Series A, 5.50% due 9/01/2033 (k)                                                          3,322
                                   Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds (b):
                         1,500         Series A-2, 5% due 7/01/2030                                                           1,561
                         3,200         Series A-2, 5% due 7/01/2036                                                           3,321
                         2,000         Series B, 5.25% due 7/01/2034                                                          2,098
                                   Director of the State of Nevada, Department of Business and Industry Revenue Bonds
                                   (Las Vegas Monorail Company Project), First Tier (a):
                           750         5.625% due 1/01/2032                                                                     823
                         3,280         5.375% due 1/01/2040                                                                   3,475
                        10,450     Washoe County, Nevada, Gas and Water Facilities Revenue Refunding Bonds (Sierra
                                   Pacific Power Company), 6.30% due 12/01/2014 (a)                                          10,772
                         3,000     Washoe County, Nevada, Water Facility Revenue Bonds (Sierra Pacific Power Company),
                                   AMT, 6.65% due 6/01/2017 (f)                                                               3,118
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 2.4%     7,390     New Hampshire Health and Education Facilities Authority Revenue Bonds
                                   (Dartmouth-Hitchcock Obligation Group, 5.50% due 8/01/2027 (d)                             8,155
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 8.8%                  New Jersey EDA, Revenue Bonds, ROLS (j)(m):
                         7,625         Series II-R-309-1, 7.883% due 6/15/2024                                                8,922
                         2,500         Series II-R-309-2, 7.883% due 6/15/2031                                                2,941
                                   New Jersey EDA, Cigarette Tax Revenue Bonds:
                           700         5.50% due 6/15/2031                                                                      731
                         1,165         5.75% due 6/15/2034                                                                    1,244
                                   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A (f):
                         2,600         5% due 7/01/2029                                                                       2,735
                         7,250         5.25% due 7/01/2031                                                                    7,827
                         5,200         5.25% due 7/01/2033                                                                    5,608
-----------------------------------------------------------------------------------------------------------------------------------
New York - 9.8%          3,000     Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project),
                                   5.75% due 5/01/2025 (d)                                                                    3,425
                         6,960     New York City, New York, GO, DRIVERS, Series 356, 7.693% due 6/01/2011 (c)(j)              8,625

MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2005                     (in Thousands)

                         Face
State                   Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                   New York City, New York, GO, Refunding:
                       $ 2,305         Series A, 6.375% due 5/15/2010 (b)(g)                                              $   2,684
                         3,560         Series A, 6.375% due 5/15/2010 (b)(g)                                                  4,145
                           440         Series A, 6.375% due 5/15/2013 (b)                                                       505
                           435         Series A, 6.375% due 5/15/2014 (b)                                                       500
                           550         Series A, 6.375% due 5/15/2015 (b)                                                       631
                         1,245         Series L, 5.75% due 8/01/2013 (c)                                                      1,314
                         3,290     New York City, New York, GO, Series E, 5.75% due 5/15/2010 (c)(g)                          3,735
                         7,650     Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                   5.25% due 6/01/2022 (a)                                                                    8,239
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.1%        600     Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds, 5.50%
                                   due 12/01/2030 (f)                                                                           672
                         7,750     Pennsylvania State Public School Building Authority, School Lease Revenue Bonds (The
                                   School District of Philadelphia Project), 5% due 6/01/2033 (d)                             8,055
                         6,500     Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue Bonds,
                                   Series B, 5.50% due 10/01/2020 (d)                                                         7,164
                         4,500     Philadelphia, Pennsylvania, School District, GO, Series B, 5.625% due 8/01/2012 (b)(g)     5,144
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 2.6%      4,345     Providence, Rhode Island, Public Building Authority, General Revenue Bonds, Series A,
                                   6.25% due 12/15/2020 (d)                                                                   5,003
                         3,355     Rhode Island State Economic Development Corporation, Airport Revenue Bonds, Series B,
                                   6.50% due 7/01/2015 (b)                                                                    3,862
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 0.3%      855     South Carolina Housing Finance and Development Authority, Mortgage Revenue Refunding
                                   Bonds, AMT, Series A-2, 5.875% due 7/01/2009 (d)                                             872
-----------------------------------------------------------------------------------------------------------------------------------
South Dakota - 2.2%      7,000     South Dakota State Health and Educational Facilities Authority, Revenue Refunding
                                   Bonds, Series A, 7.625% due 1/01/2008 (f)(g)                                               7,703
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.7%         2,280     Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series 1, 5.95%
                                   due 7/01/2012 (f)                                                                          2,341
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 11.0%              800     Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                   Bonds (Scott & White Memorial Hospital), VRDN, Series 2001-1, 2.98% due
                                   8/15/2031 (f)(i)                                                                             800
                         1,615     Bexar, Texas, Metropolitan Water District, Waterworks System Revenue Refunding Bonds,
                                   6.35% due 5/01/2025 (f)                                                                    1,651
                                   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT (j):
                         2,000         Series 202, 8.67% due 11/01/2028 (b)                                                   2,373
                         7,250         Series 353, 7.654% due 5/01/2011 (f)                                                   8,223
                           700     Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                   Bonds (Texas Children's Hospital), VRDN, Series B-1, 2.98% due 10/01/2029 (f)(i)             700
                           900     Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien, Series B, 5.50%
                                   due 7/01/2030 (d)                                                                            970
                         9,345     Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                   (School Building), 5.484%*** due 8/15/2029 (b)                                             2,530
                         5,820     North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds,
                                   5.125% due 12/15/2035 (f)                                                                  6,126
                         6,250     Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                   Tier, Series A, 5.50% due 8/15/2039 (a)                                                    6,875
                         5,200     Travis County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                   Bonds, RITR, Series 4, 8.374% due 11/15/2024 (a)(j)                                        6,462
                         1,000     University of Houston, Texas, University Revenue Bonds, 5.50% due 2/15/2030 (f)            1,075
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 3.9%         10,000     Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                                   Series A, 6.10% due 2/01/2010 (a)                                                         11,130

MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2005                     (in Thousands)

                         Face
State                   Amount     Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 2,300     Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old Dominion
                                   Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                           $   2,523
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 3.6%        2,150     King County, Washington, Sewer Revenue Refunding Bonds, Series B, 5.50% due
                                   1/01/2027 (d)                                                                              2,344
                         2,000     Snohomish County, Washington, Public Utility District Number 001, Electric Revenue
                                   Refunding Bonds, 5.375% due 12/01/2024 (d)                                                 2,168
                         7,000     Washington State, GO, Series A and AT-6, 6.25% due 2/01/2011 (f)                           7,809
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $498,702**) - 154.5%                                                                              532,542

Liabilities in Excess of Other Assets - (0.2%)                                                                                 (685)

Preferred Stock, at Redemption Value - (54.3%)                                                                             (187,127)
                                                                                                                          ---------
Net Assets Applicable to Common Stock - 100.0%                                                                            $ 344,730
                                                                                                                          =========

* Represents a step bond; the interest rate shown is the effective yield at the time of purchase by the Fund.
** The cost and unrealized appreciation (depreciation) of investments as of April 30, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                   $498,722
                                                                       ========
      Gross unrealized appreciation                                    $ 34,152
      Gross unrealized depreciation                                        (332)
                                                                       --------
      Net unrealized appreciation                                      $ 33,820
                                                                       ========

*** Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase by the Fund.
(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   XL Capital Insured.
(d)   FSA Insured.
(e)   GNMA Collateralized.
(f)   MBIA Insured.
(g)   Prerefunded.
(h)   Escrowed to maturity.
(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(j) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(k)   Radian Insured.
(l)   CIFG Insured.
(m)   Assured Guaranty Insured.

MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2005

      Forward interest rate swaps outstanding as of April 30, 2005 were as follows:

                                                                                          (in Thousands)
      ---------------------------------------------------------------------------------------------------
                                                                                               Unrealized
                                                                                             Appreciation
                                                                     Notional Amount       (Depreciation)
      ---------------------------------------------------------------------------------------------------
      Receive a variable rate equal to the 7-Day Bond Market
      Association Municipal Swap Index Rate and pay a fixed
      rate of 3.88%

      Broker, JPMorgan Chase Bank
      Expires July 2015                                                      $25,000            $   (533)

      Receive a variable rate equal to the 7-Day Bond Market
      Association Municipal Swap Index Rate and pay a fixed rate of 3.935%

      Broker, JPMorgan Chase Bank
      Expires May 2025                                                       $25,000                   3

      Receive a variable rate equal to the 7-Day Bond Market
      Association Municipal Swap Index Rate and pay a fixed rate of 4.187%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2025                                                      $20,000                (589)
      ---------------------------------------------------------------------------------------------------
      Total                                                                                     $ (1,119)
                                                                                                ========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniEnhanced Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniEnhanced Fund, Inc.

Date: June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniEnhanced Fund, Inc.

Date: June 20, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    MuniEnhanced Fund, Inc.

Date: June 20, 2005